CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents on the consolidated balance sheets	$ 93,673	¥ 606,796		¥ 375,879
Cash and cash equivalents included in assets held for sale (Note 10)	1,455	9,422
Cash and cash equivalents on the consolidated statements of cash flows	$ 95,128	¥ 616,218	$ 58,026	¥ 375,879	¥ 338,092	¥ 317,137